Restructuring and Other Charges (Textuals) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 21.2	$ 11.6	$ 53.2
Business Combination, Acquisition Related Costs		21.1
Indirect Taxes			5.8
Pension Benefits
Restructuring Cost and Reserve [Line Items]
Settlement loss		$ 0.0	$ 0.0	20.2
FCPA
Restructuring Cost and Reserve [Line Items]
Loss in period				28.0
Securities Action
Restructuring Cost and Reserve [Line Items]
Loss in period				17.2
Severance
Restructuring Cost and Reserve [Line Items]
Net, non-routine expense				9.3
Voluntary Early Retirement Program [Member] | Pension Benefits
Restructuring Cost and Reserve [Line Items]
Pension Expense	$ 67.6
Settlement loss	$ (20.2)
Voluntary Early Retirement Program [Member] | Global Realigment Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges				$ 28.8
Restructuring and Related Cost, Number of Positions Eliminated				800